Reconciliation for all Level 3 Assets and Liabilities Measured at Fair Value on a Recurring Basis (Detail) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at beginning of year	¥ 38,621	¥ 57,848
Adjustment resulting from the adoption of new accounting standards on variable interest entities (notes 1(c) and 4)	(28,582)
Total realized/unrealized gains or losses
Included in earnings	(94)	10,154
Included in other comprehensive income (loss)	349	1,746
Purchases, issuances, and settlements, net	(2,329)	(29,202)
Foreign currency translation	(1,018)	(1,925)
Balance at end of year	6,947	38,621
The amounts of total gains or losses for the period attributable to the change in unrealized gains or losses relating to assets and liabilities still held at the reporting date
Included in earnings	(94)	10,154
Included in earnings		5,459
Included in other comprehensive income (loss)	67	1,746
Retained interests in securitizations
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at beginning of year	27,555	45,648
Adjustment resulting from the adoption of new accounting standards on variable interest entities (notes 1(c) and 4)	(27,555)
Total realized/unrealized gains or losses
Included in earnings		8,990
Purchases, issuances, and settlements, net		(25,706)
Foreign currency translation		(1,377)
Balance at end of year		27,555
The amounts of total gains or losses for the period attributable to the change in unrealized gains or losses relating to assets and liabilities still held at the reporting date
Included in earnings		8,990
Included in earnings		4,834
Interest rate instruments
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at beginning of year	1,025	2,294
Adjustment resulting from the adoption of new accounting standards on variable interest entities (notes 1(c) and 4)	(1,027)
Total realized/unrealized gains or losses
Included in earnings	2	1,164
Purchases, issuances, and settlements, net		(2,341)
Foreign currency translation	(1)	(92)
Balance at end of year	(1)	1,025
The amounts of total gains or losses for the period attributable to the change in unrealized gains or losses relating to assets and liabilities still held at the reporting date
Included in earnings	2	1,164
Included in earnings		625
Auction rate securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at beginning of year	10,041	9,906
Total realized/unrealized gains or losses
Included in earnings	(96)
Included in other comprehensive income (loss)	349	1,746
Purchases, issuances, and settlements, net	(2,329)	(1,155)
Foreign currency translation	(1,017)	(456)
Balance at end of year	6,948	10,041
The amounts of total gains or losses for the period attributable to the change in unrealized gains or losses relating to assets and liabilities still held at the reporting date
Included in earnings	(96)
Included in other comprehensive income (loss)	¥ 67	¥ 1,746